Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Hanwha Aerospace Co. Ltd.	209,905	$121,847,084
Hanwha Systems Co. Ltd.	439,224	13,825,581
Korea Aerospace Industries Ltd.(a)	508,210	37,772,680
LIG Nex1 Co. Ltd.	76,543	20,000,900
		193,446,245
Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	256,776	28,765,552
Automobile Components — 1.5%
Hankook Tire & Technology Co. Ltd.	556,139	23,274,059
Hyundai Mobis Co. Ltd.	374,529	78,974,629
		102,248,688
Automobiles — 3.7%
Hyundai Motor Co.	824,747	146,884,553
Kia Corp.	1,454,516	113,015,150
		259,899,703
Banks — 8.0%
Hana Financial Group Inc.	1,767,168	112,435,949
Industrial Bank of Korea	1,939,897	27,154,799
KakaoBank Corp.(a)	1,170,409	17,280,780
KB Financial Group Inc.	2,258,247	192,639,230
Shinhan Financial Group Co. Ltd.	2,615,836	139,821,520
Woori Financial Group Inc.	3,976,952	72,045,221
		561,377,499
Biotechnology — 3.1%
Alteogen Inc.(a)(b)	246,685	89,701,044
Celltrion Inc.(a)	989,919	125,290,000
		214,991,044
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	49
Capital Markets — 1.1%
Korea Investment Holdings Co. Ltd.	302,376	33,060,301
Mirae Asset Securities Co. Ltd.(a)	1,926,683	28,717,714
NH Investment & Securities Co. Ltd.	1,168,445	16,457,935
		78,235,950
Chemicals — 1.1%
LG Chem Ltd.	309,695	78,919,464
Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,692,050	17,327,218
Electric Utilities — 0.9%
Korea Electric Power Corp.	1,726,168	62,073,851
Electrical Equipment — 6.9%
Doosan Enerbility Co. Ltd.(b)	2,787,379	145,329,615
Ecopro BM Co. Ltd.(a)(b)	322,841	33,024,219
Ecopro Co. Ltd.(a)	675,067	38,929,296
HD Hyundai Electric Co. Ltd.	149,394	79,143,956
Hyosung Heavy Industries Corp.(a)	32,311	41,995,826
LG Energy Solution Ltd.(a)(b)	288,203	80,198,508
LS Electric Co. Ltd.	104,283	32,735,028
POSCO Future M Co. Ltd.(a)(b)	243,817	34,327,267
		485,683,715
Electronic Equipment, Instruments & Components — 2.3%
LG Display Co. Ltd.(a)(b)	2,241,821	19,197,181
Samsung Electro-Mechanics Co. Ltd.	365,726	62,700,130
Samsung SDI Co. Ltd.(a)	393,201	80,349,092
		162,246,403
Security	Shares	Value
Entertainment — 0.9%
HYBE Co. Ltd.(a)	153,435	$31,351,282
Krafton Inc.(b)	183,070	32,150,982
		63,502,264
Financial Services — 0.6%
Meritz Financial Group Inc.	599,008	44,365,280
Food Products — 0.3%
Samyang Foods Co. Ltd.(a)	24,017	23,637,097
Health Care Equipment & Supplies — 0.3%
HLB Inc.(a)(b)	758,087	24,249,970
Hotels, Restaurants & Leisure — 0.2%
Hanjin Kal Corp.(a)	193,151	13,521,119
Household Durables — 0.9%
Coway Co. Ltd.	391,292	22,945,956
LG Electronics Inc.	683,509	39,888,494
		62,834,450
Industrial Conglomerates — 4.4%
Doosan Co. Ltd.(a)	42,925	25,685,236
LG Corp.	607,299	32,628,294
Samsung C&T Corp.	557,099	85,547,587
SK Inc.	243,869	44,138,043
SK Square Co. Ltd.(a)(b)	600,834	122,683,764
		310,682,924
Insurance — 2.0%
DB Insurance Co. Ltd.	314,502	26,710,698
Samsung Fire & Marine Insurance Co. Ltd.	192,374	62,984,450
Samsung Life Insurance Co. Ltd.	515,578	53,768,684
		143,463,832
Interactive Media & Services — 3.2%
Kakao Corp.	1,943,521	77,834,976
NAVER Corp.(a)	858,822	143,001,870
		220,836,846
IT Services — 0.5%
Samsung SDS Co. Ltd.	285,623	32,789,222
Life Sciences Tools & Services — 1.1%
Samsung Biologics Co. Ltd.(a)(b)(c)	69,119	75,762,498
Machinery — 5.3%
Doosan Bobcat Inc.	435,802	16,411,917
Hanwha Ocean Co. Ltd.(a)(b)	794,261	58,301,746
HD Hyundai Heavy Industries Co. Ltd.(a)	211,095	77,021,749
HD Hyundai Marine Solution Co. Ltd.	91,924	11,666,765
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	269,690	75,334,080
Hyundai Rotem Co. Ltd.(a)	499,899	59,865,924
Samsung Heavy Industries Co. Ltd.(b)	4,235,162	71,009,295
		369,611,476
Marine Transportation — 0.3%
HMM Co. Ltd.	1,659,004	21,643,505
Metals & Mining — 1.7%
Korea Zinc Co. Ltd.(a)	34,422	31,542,307
POSCO Holdings Inc.	431,316	91,019,121
		122,561,428
Oil, Gas & Consumable Fuels — 1.3%
HD Hyundai Co. Ltd.	315,271	42,233,466
SK Innovation Co. Ltd.(a)	432,993	33,942,566

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
S-Oil Corp.(b)	340,505	$17,787,224
		93,963,256
Passenger Airlines — 0.3%
Korean Air Lines Co. Ltd.	1,276,963	19,040,506
Personal Care Products — 0.8%
Amorepacific Corp.	212,113	17,967,453
APR Corp./Korea	141,089	24,511,773
LG H&H Co. Ltd.(a)	70,004	13,188,081
		55,667,307
Pharmaceuticals — 0.7%
SK Biopharmaceuticals Co. Ltd.(a)(b)	221,345	21,109,946
Yuhan Corp.(a)	368,847	30,704,774
		51,814,720
Semiconductors & Semiconductor Equipment — 17.1%
Hanmi Semiconductor Co. Ltd.(a)	302,608	25,546,670
SK Hynix, Inc.	3,240,054	1,173,609,842
		1,199,156,512
Technology Hardware, Storage & Peripherals — 23.0%
Samsung Electronics Co. Ltd.	23,497,866	1,613,900,344
Tobacco — 0.9%
KT&G Corp.	641,008	63,418,668
Trading Companies & Distributors — 0.2%
Posco International Corp.	422,475	15,407,438
Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	609,024	22,214,185
Total Common Stocks — 98.4% (Cost: $3,211,204,586)		6,909,260,228
Preferred Stocks
Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	162,718	21,310,372
Series 2, Preference Shares, NVS	239,476	31,728,301
		53,038,673
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	174,406	$8,919,655
Total Preferred Stocks — 0.9% (Cost: $28,230,402)		61,958,328
Total Long-Term Investments — 99.3% (Cost: $3,239,434,988)		6,971,218,556
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	446,185,334	446,408,427
Total Short-Term Securities — 6.4% (Cost: $446,408,427)		446,408,427
Total Investments — 105.7% (Cost: $3,685,843,415)		7,417,626,983
Liabilities in Excess of Other Assets — (5.7)%		(400,382,492)
Net Assets — 100.0%		$7,017,244,491

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$353,089,159	$93,309,371 (a)	$—	$36,684	$(26,787)	$446,408,427	446,185,334	$3,389,993 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,420,000	—	(2,420,000)(a)	—	—	—	—	15,010	—
				$36,684	$(26,787)	$446,408,427		$3,405,003	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI South Korea ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	497	12/11/25	$46,966	$4,738,185
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$168,242,109	$6,741,018,119	$—	$6,909,260,228
Preferred Stocks	—	61,958,328	—	61,958,328
Short-Term Securities
Money Market Funds	446,408,427	—	—	446,408,427
	$614,650,536	$6,802,976,447	$—	$7,417,626,983
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,738,185	$—	$—	$4,738,185

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares